REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2021	2020	2021	2020
	US$	US$	US$	US$
Sales in PRC	$7,696,992	$8,407,154	$24,652,526	$13,940,471
Sales in Overseas
—Republic of China (ROC, or Taiwan)	1,785,128	1,955,577	6,663,678	3,652,771
-South Korea	1,618,284	1,500,392	5,519,484	2,993,899
-Others	65,576	40,997	278,482	82,131
Sub-total	3,468,988	3,496,966	12,461,644	6,728,801
Total Revenue	$11,165,980	$11,904,120	$37,114,170	$20,669,272

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2020	2019
Sales in PRC	$21,430,226	$26,496,302
Sales in Overseas
—Republic of China (ROC, or Taiwan)	5,178,407	6,725,155
-South Korea	4,654,133	6,697,864
-Others	83,185	84,782
Sub-total	9,915,725	13,507,801
Total revenues	$31,345,951	$40,004,103